UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03379
PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as specified in charter)
600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)
MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2025

Date of reporting period:	July 31, 2025
Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule
30e-1
under the Investment Company Act of 1940 (17 CFR
270.30e-1).
The Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Semi-Annual Shareholder Report for each share class in each Portfolio of Permanent Portfolio Family of Funds (“Registrant”) is included herein.
Permanent Portfolio
®
Class I — PRPFX
Class A — PRPDX
Class C — PRPHX
Short-Term Treasury Portfolio
Class I — PRTBX
Versatile Bond Portfolio
Class I — PRVBX
Class A — PRVDX
Class C — PRVHX
Aggressive Growth Portfolio
Class I — PAGRX
Class A — PAGDX
Class C — PAGHX

PERMANENT PORTFOLIO ®
CLASS I SHARES (PRPFX)

Semi-Annual Shareholder Report (July 31, 2025)
This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class I shares (PRPFX)	$42	.85	%*

*	Annualized.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$5,343,362,332

Total number of portfolio holdings	202

Portfolio turnover rate as of end of reporting period	9.02%

1

What is the Portfolio invested in?
The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2025.

How can you get
additional
information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

2

PERMANENT PORTFOLIO ®
CLASS A SHARES (PRPDX)

Semi-Annual Shareholder Report (July 31, 2025)
This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class A shares (PRPDX)	$55	1.11	%*

*	Annualized.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$5,343,362,332

Total number of portfolio holdings	202

Portfolio turnover rate as of end of reporting period	9.02%

1

What is the Portfolio invested in?
The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2025.

How can you
get
additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

2

PERMANENT PORTFOLIO ®
CLASS C SHARES (PRPHX)

Semi-Annual Shareholder Report (July 31, 2025)
This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio
®
(“Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class C shares (PRPHX)	$93	1.88	%*

*	Annualized.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$5,343,362,332

Total number of portfolio holdings	202

Portfolio turnover rate as of end of reporting period	9.02%

1

What is the Portfolio invested in?
The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2025.

How can you get additional information
about
the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

2

SHORT-TERM TREASURY PORTFOLIO
CLASS I SHARES (PRTBX)

Semi-Annual Shareholder Report (July 31, 2025)
This Semi-Annual Shareholder Report contains important information about the Short-Term Treasury Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at
(800) 531-5142
, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Treasury Portfolio—Class I shares (PRTBX)	$33	.67	%*

*	Annualized.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$13,768,134

Total number of portfolio holdings	9

Portfolio turnover rate as of end of reporting period	10.71%

1

What is the Portfolio invested in?
The following pie chart shows Short-Term Treasury Portfolio’s investment holdings by months to maturity, as a percentage of investments as of July 31, 2025.

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings
and
proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

2

VERSATILE BOND PORTFOLIO
CLASS I SHARES (PRVBX)

Semi-Annual Shareholder Report (July 31, 2025)
This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class I shares (PRVBX)	$33	.67	%*

*	Annualized.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$92,849,057

Total number of portfolio holdings	72

Portfolio turnover rate as of end of reporting period	8.65%

1

What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2025. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

How can you get additional information
abo
ut the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

2

VERSATILE BOND PORTFOLIO
CLASS A SHARES (PRVDX)

Semi-Annual Shareholder Report (July 31, 2025)
This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class A shares (PRVDX)	$45	.91	%*

*	Annualized.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$92,849,057

Total number of portfolio holdings	72

Portfolio turnover rate as of end of reporting period	8.65%

1

What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2025. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional
informatio
n about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

2

VERSATILE BOND PORTFOLIO
CLASS C SHARES (PRVHX)

Semi-Annual Shareholder Report (July 31, 2025)
This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class C shares (PRVHX)	$83	1.67	%*

*	Annualized.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$92,849,057

Total number of portfolio holdings	72

Portfolio turnover rate as of end of reporting period	8.65%

1

What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2025. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional inf
ormati
on about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

2

AGGRESSIVE GROWTH PORTFOLIO
CLASS I SHARES (PAGRX)

Semi-Annual Shareholder Report (July 31, 2025)
This Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class I shares (PAGRX)	$65	1.31	%*

*	Annualized.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$246,191,050

Total number of portfolio holdings	42

Portfolio turnover rate as of end of reporting period	—%

1

What is the Portfolio invested in?
The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2025.

How can you get additional information about the Por
tfolio
?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

2

AGGRESSIVE GROWTH PORTFOLIO
CLASS A SHARES (PAGDX)

Semi-Annual Shareholder Report (July 31, 2025)
This Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class A shares (PAGDX)	$78	1.57	%*

*	Annualized.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$246,191,050

Total number of portfolio holdings	42

Portfolio turnover rate as of end of reporting period	—%

1

What is the Portfolio invested in?
The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2025.

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information
about
the Portfolio such as the
prospectus
, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

2

AGGRESSIVE GROWTH PORTFOLIO
CLASS C SHARES (PAGHX)

Semi-Annual Shareholder Report (July 31, 2025)
T
his Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to July 31, 2025.
You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class C shares (PAGHX)	$118	2.38	%*

*	Annualized.

What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$246,191,050

Total number of portfolio holdings	42

Portfolio turnover rate as of end of reporting period	—%

1

What is the Portfolio invested
in
?
The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2025.

How can you get additional information about the Portfolio?

Scan the QR code or you can find additional information about the Portfolio such as the prospectus, financial information, Portfolio holdings and proxy voting information at
www.permanentportfoliofunds.com
.

Householding
Each year, the Portfolio sends to its shareholders an updated prospectus and other similar documents (each a “Report”). The mailing of the Reports may result in multiple copies of a Report being sent by the Portfolio to the same household. In order to reduce the volume of mail that the Portfolio sends to a household, the Portfolio may, whenever possible, only send one copy of a Report to shareholders who are members of the same family and share the same address of record. Shareholders may request, however, to receive individual copies of any Report, by contacting the Transfer Agent at (800) 341-8900. Shareholders who own shares of the Portfolio through a financial intermediary may also contact their financial intermediary with such a request. All such requests shall be implemented by the Portfolio within thirty days.

2

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 7.

Item 7. Financial Statements and Financial Highlights For Open-End Management Investment Companies.

The Semi-Annual Financial Statements and Other Information of the Registrant for the six months ended July 31, 2025 is included herein.

Semi-Annual Financial Statements and Other Information Six Months Ended July 31, 2025

Permanent Portfolio®

Class A — PRPDX | Class C — PRPHX | Class I — PRPFX

Short-Term Treasury Portfolio

Class I — PRTBX

Versatile Bond Portfolio

Class A — PRVDX | Class C — PRVHX | Class I — PRVBX

Aggressive Growth Portfolio

Class A — PAGDX | Class C — PAGHX | Class I — PAGRX

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2025 Permanent Portfolio Family of Funds. All rights reserved.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2025 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 19.38% of Total Net Assets
	222,326 Troy Oz.	Gold bullion (a)	$732,164,046
	90,000 Coins	One-ounce gold coins (a)	303,133,272

		Total Gold Assets (identified cost $344,985,904)	$1,035,297,318

		SILVER ASSETS — 4.28% of Total Net Assets
	6,258,904 Troy Oz.	Silver bullion (a)	$228,775,473

		Total Silver Assets (identified cost $99,536,329)	$228,775,473

Principal Amount
		SWISS FRANC ASSETS — 7.74% of Total Net Assets
CHF	75,000,000	1.250% Swiss Confederation Bonds, 05-28-26	$93,342,903
CHF	40,000,000	3.250% Swiss Confederation Bonds, 06-27-27	52,417,359
CHF	90,000,000	-.004% Swiss Confederation Bonds, 06-22-29 (b)	110,821,053
CHF	85,000,000	.500% Swiss Confederation Bonds, 05-27-30	106,866,113
CHF	40,000,000	.500% Swiss Confederation Bonds, 06-27-32	50,336,719

		Total Swiss Franc Assets (identified cost $379,696,418)	$413,784,147

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 14.36% of Total Net Assets

		NATURAL RESOURCES — 6.97% of Total Net Assets
	400,000	APA Corporation	$7,716,000
	350,000	BHP Group, Ltd. (c)	17,734,500
	3,000,000	Birchcliff Energy, Ltd.	14,700,000
	300,000	BP, p.l.c. (c)	9,645,000
	500,000	Cameco Corporation	37,465,000
	500,000	Canadian Natural Resources Ltd.	15,850,000
	200,000	Chevron Corporation	30,328,000
	200,000	ConocoPhillips	19,068,000
	500,000	Devon Energy Corporation	16,610,000
	200,000	Exxon Mobil Corporation	22,328,000
	2,100,000	Freeport-McMoRan, Inc.	84,504,000
	500,000	Murphy Oil Corporation	12,405,000
	200,000	Nutrien, Ltd.	11,864,000
	350,000	Occidental Petroleum Corporation	15,379,000
	100,000	Occidental Petroleum Corporation warrants (a)	2,215,000
	350,000	Ovintiv, Inc.	14,413,000
	325,000	Rio Tinto p.l.c (c)	19,425,250
	500,000	South32 Limited (c)	4,670,000
	500,000	Vale S.A. (c)	4,765,000
	300,000	Viper Energy Partners LP	11,298,000

			$372,382,750

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2025 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 7.39% of Total Net Assets
150,000	Alexander & Baldwin, Inc.	$2,697,000
100,000	American Tower Corporation	20,839,000
60,000	AvalonBay Communities, Inc.	11,176,800
150,000	BXP, Inc.	9,814,500
200,000	Centerspace	10,886,000
200,000	CubeSmart, L.P.	7,782,000
100,000	Digital Realty Trust, Inc.	17,644,000
60,000	Essex Property Trust, Inc.	15,610,800
125,000	Federal Realty Investment Trust	11,520,000
200,000	Highwoods Properties, Inc.	5,802,000
400,000	Kimco Realty Corporation	8,492,000
350,000	Millrose Properties, Inc.	10,496,500
600,000	Outfront Media, Inc.	10,518,000
200,000	Prologis, Inc.	21,356,000
200,000	Regency Centers Corporation	14,280,000
100,000	Simon Property Group, Inc.	16,379,000
350,000	STAG Industrial, Inc.	12,015,500
170,000	Texas Pacific Land Corporation	164,582,100
150,000	UDR, Inc.	5,893,500
300,000	UMH Properties, Inc.	4,884,000
150,000	Vornado Realty Trust	5,763,000
250,000	Weyerhaeuser Company	6,262,500

		$394,694,200

	Total Real Estate and Natural Resource Stocks (identified cost $482,719,494)	$767,076,950

	AGGRESSIVE GROWTH STOCKS — 20.56% of Total Net Assets

	AEROSPACE — .39% of Total Net Assets
50,000	Lockheed Martin Corporation	$21,049,000

		$21,049,000
	CHEMICALS — .45% of Total Net Assets
60,000	Air Products & Chemicals, Inc.	$17,272,800
100,000	Albemarle Corporation	6,785,000

		$24,057,800
	COMPUTER SOFTWARE & SERVICES — 5.37% of Total Net Assets
60,000	AppLovin Corporation Class A (a)	$23,442,000
60,000	Autodesk, Inc. (a)	18,186,600
1,400,000	Palantir Technologies, Inc. Class A (a)	221,690,000
300,000	Quantum Computing, Inc. (a)	4,452,000
150,000	Twilio, Inc. Class A (a)	19,350,000

		$287,120,600
	ELECTRICAL EQUIPMENT & ELECTRONICS — 4.09% of Total Net Assets
125,000	Arm Holdings plc (a)(c)	$17,671,875
200,000	Broadcom, Inc.	58,740,000
800,000	NVIDIA Corporation	142,296,000

		$218,707,875
	ENERGY SERVICES & PROCESSING — .41% of Total Net Assets
250,000	HF Sinclair Corporation	$10,985,000
90,000	Phillips 66	11,122,200

		$22,107,200

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2025 (Unaudited)

Number of Shares		Market Value
	ENGINEERING & CONSTRUCTION — .48% of Total Net Assets
200,000	Fluor Corporation (a)	$11,354,000
125,000	Lennar Corporation Class A	14,022,500

		$25,376,500
	ENTERTAINMENT & LEISURE — 2.60% of Total Net Assets
100,000	Disney (Walt) Company	$11,911,000
150,000	Meta Platforms, Inc. Class A	116,016,000
100,000	Wynn Resorts, Ltd.	10,903,000

		$138,830,000
	FINANCIAL SERVICES — 1.93% of Total Net Assets
350,000	Affirm Holdings, Inc. Class A (a)	$23,996,000
200,000	Morgan Stanley	28,492,000
200,000	Schwab (Charles) Corporation	19,546,000
125,000	State Street Corporation	13,968,750
50,000	Visa, Inc. Class A	17,273,500

		$103,276,250
	MANUFACTURING — 1.63% of Total Net Assets
90,000	Agilent Technologies, Inc.	$10,332,900
85,000	Illinois Tool Works, Inc.	21,757,450
150,000	IPG Photonics Corporation (a)	11,233,500
60,000	Parker-Hannifin Corporation	43,914,000

		$87,237,850
	MATERIALS — .34% of Total Net Assets
125,000	Nucor Corporation	$17,883,750

		$17,883,750
	PHARMACEUTICALS — .45% of Total Net Assets
60,000	Amgen, Inc.	$17,706,000
350,000	Structure Therapeutics, Inc. (a)	6,230,000

		$23,936,000
	RETAIL — 1.38% of Total Net Assets
50,000	Costco Wholesale Corporation	$46,982,000
40,000	Lululemon Athletica, Inc. (a)	8,021,200
100,000	Williams-Sonoma, Inc.	18,705,000

		$73,708,200
	TRANSPORTATION — 1.04% of Total Net Assets
150,000	Canadian Pacific Kansas City Limited	$11,032,500
60,000	FedEx Corporation	13,409,400
75,000	Ryder System, Inc.	13,328,250
200,000	Uber Technologies, Inc. (a)	17,550,000

		$55,320,150

	Total Aggressive Growth Stocks (identified cost $311,567,446)	$1,098,611,175

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 32.87% of Total Net Assets

	CORPORATE BONDS — 23.54% of Total Net Assets

	AEROSPACE— .57% of Total Net Assets
$12,500,000	7.500% BAE Systems, Inc., 07-01-27 (d)	$13,223,049
17,500,000	3.250% Northrop Grumman Corporation, 01-15-28	17,068,074

		$30,291,123
	AGRICULTURAL PRODUCTS — .20% of Total Net Assets
10,000,000	6.625% Archer Daniels Midland Company, 05-01-29	$10,626,540

		$10,626,540
	CHEMICALS — .98% of Total Net Assets
10,000,000	4.900% Air Products & Chemicals, Inc., 10-11-32	$10,100,240
7,500,000	3.750% RPM International, Inc., 03-15-27	7,400,258
15,000,000	4.800% Sherwin-Williams Company, 09-01-31	15,116,197
20,000,000	3.600% Westlake Corporation, 08-15-26	19,763,500

		$52,380,195
	CONSUMER PRODUCTS — 2.33% of Total Net Assets
11,600,000	4.000% Brown-Forman Corporation, 04-15-38	$10,054,016
10,000,000	4.150% Campbell’s (The) Company, 03-15-18	9,928,560
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	14,993,723
12,500,000	7.125% Conagra Brands, Inc., 10-01-26	12,801,994
5,621,000	3.500% Imperial Brands, p.l.c., 07-26-26 (d)	5,555,515
7,500,000	2.100% Kellanova, 06-01-30	6,696,645
17,500,000	4.750% Nestle Capital Corporation, 03-12-31 (d)	17,714,742
40,000,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (d)	36,829,420
10,000,000	3.375% Smucker (J. M.) Company, 12-15-27	9,770,005

		$124,344,620
	ELECTRICAL EQUIPMENT & ELECTRONICS — .23% of Total Net Assets
12,500,000	4.625% Avnet, Inc., 04-15-26	$12,456,556

		$12,456,556
	ENERGY SERVICES & PROCESSING — .78% of Total Net Assets
7,500,000	5.625% Oneok, Inc., 01-15-26 (d)	$7,602,619
9,750,000	6.875% Oneok, Inc., 09-30-28	10,378,646
15,000,000	5.300% Williams Companies, Inc., 08-15-28	15,374,610
7,500,000	7.750% Williams Companies, Inc., 06-15-31	8,508,525

		$41,864,400
	ENGINEERING & CONSTRUCTION — .94% of Total Net Assets
10,000,000	2.600% D.R. Horton, Inc., 10-15-25	$9,949,575
25,000,000	4.750% Lennar Corporation, 11-29-27	25,059,113
15,000,000	5.500% PulteGroup, Inc., 03-01-26	15,021,195

		$50,029,883
	ENTERTAINMENT & LEISURE — .28% of Total Net Assets
15,000,000	3.950% Comcast Corporation, 10-15-25	$14,981,753

		$14,981,753

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 2.34% of Total Net Assets
$10,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$9,998,555
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	7,525,361
7,500,000	3.375% Citadel Finance, LLC, 03-09-26 (d)	7,414,571
15,000,000	3.750% Intercontinental Exchange, Inc., 12-01-25	14,958,578
15,000,000	4.700% Key Bank, N.A., 01-26-26	15,004,523
15,000,000	5.400% Manufacturers & Traders Trust Company, 11-21-25	15,020,707
15,000,000	4.700% Manufacturers & Traders Trust Company, 01-27-28	15,102,097
15,000,000	4.875% Mastercard, Inc., 05-09-34	15,102,128
25,000,000	4.550% UBS Group, AG, 04-17-26	25,006,200

		$125,132,720
	INSURANCE — 1.41% of Total Net Assets
22,500,000	3.625% Alleghany Corporation, 05-15-30	$21,749,276
10,000,000	4.500% Brown & Brown, Inc., 03-15-29	9,948,445
12,500,000	6.920% Cincinnati Financial Corporation, 05-15-28	13,364,675
7,564,000	4.500% Horace Mann Educators Corporation, 12-01-25	7,551,508
12,500,000	3.200% Loews Corporation, 05-15-30	11,809,325
7,500,000	4.400% Mercury General Corporation, 03-15-27	7,418,558
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (d)	3,480,258

		$75,322,045
	MANUFACTURING — 1.08% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (d)	$14,672,723
17,500,000	4.625% Kennametal, Inc., 06-15-28	17,489,972
15,000,000	4.600% Keysight Technologies, Inc., 04-06-27	15,021,098
10,000,000	6.700% Rockwell Automation, Inc., 01-15-28	10,482,190

		$57,665,983
	MATERIALS — .65% of Total Net Assets
20,000,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$18,285,390
17,500,000	3.500% Vulcan Materials Company, 06-01-30	16,683,608

		$34,968,998
	NATURAL RESOURCES — 3.03% of Total Net Assets
7,500,000	4.875% BHP Billiton Finance (USA) Limited, 02-27-26	$7,521,034
5,250,000	3.900% Cimarex Energy Company, 05-15-27	5,189,460
6,500,000	4.375% Cimarex Energy Company, 03-15-29	6,102,369
9,300,000	7.000% ConocoPhillips, 03-30-29	10,218,421
10,000,000	3.900% Coterra Energy, Inc., 05-15-27	9,884,685
10,000,000	5.875% Devon Energy Corporation, 06-15-28	10,007,880
12,340,000	3.250% Diamondback Energy, Inc., 12-01-26	12,150,137
12,500,000	5.400% Glencore Funding, LLC, 05-08-28 (d)	12,759,288
10,000,000	4.050% Mosaic (The) Company, 11-15-27	9,891,865
9,055,000	7.300% Mosaic (The) Company, 01-15-28	9,583,993
10,000,000	4.000% Nutrien, Ltd., 12-15-26	9,913,850
15,000,000	5.375% Ovintiv, Inc., 01-01-26	15,015,780
12,500,000	5.650% Ovintiv, Inc., 05-15-28	12,824,206
10,300,000	4.125% Parsley Energy, LLC, 02-15-28 (d)	10,102,095
15,000,000	7.200% Pioneer Natural Resources Company, 01-15-28	15,990,210
5,000,000	3.800% Yara International ASA, 06-06-26 (d)	4,970,200

		$162,125,473
	PHARMACEUTICALS — .16% of Total Net Assets
3,405,000	3.300% Bio-Rad Laboratories, Inc., 03-15-27	$3,332,153
5,000,000	6.800% Bristol-Myers Squibb Company, 11-15-26	5,153,593

		$8,485,746

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 4.79% of Total Net Assets
$10,000,000	3.650% Boston Properties, L.P., 02-01-26	$9,944,160
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	4,820,558
10,000,000	5.850% Camden Property Trust, 11-03-26	10,167,050
20,000,000	4.100% Camden Property Trust, 10-15-28	19,868,450
10,000,000	2.000% COPT Defense Properties, 01-15-29	9,145,815
24,250,000	3.125% Cubesmart, L.P., 09-01-26	23,861,163
5,000,000	1.250% Federal Realty Investment Trust, 02-15-26	4,903,225
25,000,000	5.250% First Industrial, L.P., 01-15-31	25,178,363
10,000,000	4.125% Highwoods Realty, L.P., 03-15-28	9,797,800
5,250,000	2.800% Kimco Realty Corporation, 10-01-26	5,146,305
7,500,000	6.750% LXP Industrial Trust, 11-15-28	7,894,864
15,000,000	3.600% Mid-America Apartment Communities, Inc., 06-01-27	14,811,112
10,000,000	3.600% Regency Centers, L.P., 02-01-27	9,886,245
10,000,000	4.125% Regency Centers, L.P., 03-15-28	9,947,005
12,500,000	2.950% Regency Centers, L.P., 09-15-29	11,804,662
10,000,000	3.700% Regency Centers, L.P., 6-15-30	9,660,620
17,500,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	16,329,478
10,000,000	2.950% UDR, Inc., 09-01-26	9,831,705
29,750,000	4.400% UDR, Inc., 01-26-29	29,618,817
12,500,000	6.950% Weyerhaeuser Company, 10-01-27	13,080,362

		$255,697,759
	RETAIL — .36% of Total Net Assets
7,500,000	1.750% Advance Auto Parts, Inc., 10-01-27	$6,911,415
5,000,000	4.500% AutoNation, Inc., 10-01-25	4,990,355
7,500,000	4.750% Starbucks Corporation, 02-15-26	7,505,066

		$19,406,836
	TRANSPORTATION — 2.33% of Total Net Assets
10,000,000	2.875% Canadian Pacific Kansas City Limited, 11-15-29	$9,364,125
5,000,000	3.350% CSX Corporation, 11-01-25	4,983,763
15,000,000	4.250% CSX Corporation, 03-15-29	14,933,280
12,500,000	3.875% Hunt (J.B.) Transport Services, Inc., 03-01-26	12,442,550
10,000,000	4.900% Hunt (J.B.) Transport Services, Inc., 03-15-30	10,149,580
7,500,000	4.200% Kirby Corporation, 03-01-28	7,409,111
14,500,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (d)	14,469,049
7,500,000	1.750% Ryder System, Inc., 09-01-26	7,276,688
20,000,000	2.375% Union Pacific Corporation, 05-20-31	17,906,370
22,500,000	7.620% UPS of America, Inc., 04-01-30	25,403,164

		$124,337,680
	UTILITIES — 1.08% of Total Net Assets
7,500,000	3.250% Entergy Mississsippi, LLC, 12-01-27	$7,288,132
12,500,000	4.400% Florida Power & Light Company, 05-15-28	12,543,312
22,500,000	5.150% Florida Power & Light Company, 06-15-29	23,168,925
15,000,000	3.950% National Fuel Gas Company, 09-15-27	14,731,545

		$57,731,914

		$1,257,850,224

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 9.33% of Total Net Assets
$40,000,000	United States Treasury bills 3.696%, 08-07-25 (b)	$39,971,664
40,000,000	United States Treasury bills 4.343%, 09-04-25 (b)	39,838,857
50,000,000	United States Treasury bills 4.364%, 09-25-25 (b)	49,673,387
15,000,000	United States Treasury notes 4.875%, 04-30-26	15,067,236
55,000,000	United States Treasury notes 4.125%, 06-15-26	54,966,356
60,000,000	United States Treasury notes 3.875%, 05-31-27	59,899,776
55,000,000	United States Treasury notes 3.750%, 08-15-27	54,800,692
55,000,000	United States Treasury notes 3.875%, 12-31-29	54,867,463
30,000,000	United States Treasury notes 4.500%, 12-31-31	30,675,205
65,000,000	United States Treasury bonds 3.500%, 02-15-39	58,098,766
60,000,000	United States Treasury bonds 2.000%, 11-15-41	40,923,108

		$498,782,510

	Total Dollar Assets (identified cost $1,756,175,832)	$1,756,632,734

	Total Portfolio — 99.19% of total net assets (identified cost $3,374,681,423) (e)	$5,300,177,797
	Other assets, less liabilities (.81% of total net assets)	43,184,535

	Net assets applicable to outstanding shares	$5,343,362,332

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Sponsored American Depositary Receipt (ADR).

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, these securities amounted to $148,793,529, or 2.78% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

SHORT-TERM TREASURY PORTFOLIO

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 97.42% of Total Net Assets
$1,500,000	United States Treasury notes .250%, 08-31-25	$1,494,639
1,500,000	United States Treasury notes 4.000%, 02-15-26	1,497,697
1,500,000	United States Treasury notes 4.125%, 06-15-26	1,499,083
1,500,000	United States Treasury notes 1.500%, 08-15-26	1,459,792
1,500,000	United States Treasury notes 2.000%, 11-15-26	1,460,782
1,500,000	United States Treasury notes 4.125%, 01-31-27	1,501,514
1,500,000	United States Treasury notes 4.250%, 03-15-27	1,505,625
1,500,000	United States Treasury notes 3.750%, 08-15-27	1,494,564
1,500,000	United States Treasury notes 3.875%, 03-15-28	1,499,874

	Total Portfolio — 97.42% of total net assets (identified cost $13,394,490)(a)	$13,413,570
	Other assets, less liabilities (2.58% of total net assets)	354,564

	Net assets applicable to outstanding shares	$13,768,134

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 83.96% of Total Net Assets

	AEROSPACE — 1.33% of Total Net Assets
$1,250,000	4.200% Hexcel Corporation, 02-15-27	$1,234,971

		$1,234,971
	CHEMICALS — 2.41% of Total Net Assets
1,000,000	3.200% FMC Corporation, 10-01-26	$981,686
1,250,000	4.800% Sherwin-Williams Company, 09-01-31	1,259,683

		$2,241,369
	CONSUMER PRODUCTS — 9.55% of Total Net Assets
3,250,000	1.668% B.A.T. International Finance, p.l.c., 03-25-26	$3,191,162
1,250,000	4.000% Brown-Forman Corporation, 04-15-38	1,083,407
1,000,000	7.125% Conagra Brands, Inc., 10-01-26	1,024,159
1,187,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	1,173,171
370,000	.875% Mars, Inc., 07-16-26 (a)	358,318
1,250,000	1.500% Mondelez International, Inc., 02-04-31	1,063,403
1,000,000	3.375% Smucker (J. M.) Company, 12-15-27	977,001

		$8,870,621
	ELECTRICAL EQUIPMENT & ELECTRONICS — 2.83% of Total Net Assets
1,750,000	4.625% Avnet, Inc., 04-15-26	$1,743,918
1,000,000	3.000% Skyworks Solutions, Inc., 06-01-31	881,282

		$2,625,200
	ENERGY SERVICES & PROCESSING — 9.91% of Total Net Assets
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	$5,454,902
1,250,000	6.375% HF Sinclair Corporation, 04-15-27	1,255,153
1,250,000	5.000% Oneok, Inc., 03-01-26	1,251,853
1,250,000	4.000% Oneok, Inc., 07-13-27	1,238,867

		$9,200,775
	ENGINEERING & CONSTRUCTION — 3.24% of Total Net Assets
3,000,000	5.500% PulteGroup, Inc., 03-01-26	$3,004,239

		$3,004,239
	FINANCIAL SERVICES — 6.71% of Total Net Assets
1,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$1,499,783
997,500	6.500% B. Riley Financial, Inc., 09-30-26	783,636
3,000,000	4.700% Key Bank, N.A., 01-26-26	3,000,904
625,000	4.625% KKR Group Finance Company IX, 04-01-61	451,000
500,000	5.900% PNC Bank, N.A., 04-01-26	498,159

		$6,233,482
	INSURANCE — 10.06% of Total Net Assets
500,000	5.750% American National Group, Inc., 10-01-29	$510,853
1,500,000	4.500% Brown & Brown, Inc., 03-15-29	1,492,267
1,000,000	7.400% F&G Annuities & Life, Inc., 01-13-28	1,047,492
3,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	2,995,046
1,000,000	3.750% Loews Corporation, 04-01-26	994,679
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,730,997
750,000	7.450% Phoenix Companies, Inc., 01-15-32	573,750

		$9,345,084

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount		Market Value
	MANUFACTURING — 9.47% of Total Net Assets
$375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$296,250
3,250,000	4.625% Kennametal, Inc., 06-15-28	3,248,138
4,000,000	4.600% Keysight Technologies, Inc., 04-06-27	4,005,626
500,000	3.000% Keysight Technologies, Inc., 10-30-29	468,786
750,000	5.600% Nordson Corporation, 09-15-28	771,427

		$8,790,227
	MATERIALS — 2.51% of Total Net Assets
1,250,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$1,142,837
1,250,000	3.500% Vulcan Materials Company, 06-01-30	1,191,686

		$2,334,523
	NATURAL RESOURCES — 8.05% of Total Net Assets
1,000,000	3.900% Cimarex Energy Company, 05-15-27	$988,469
180,000	4.375% Cimarex Energy Company, 03-15-29	168,988
500,000	1.625% Glencore Funding, LLC, 09-01-25 (a)	498,797
1,100,000	5.375% Ovintiv, Inc., 01-01-26	1,101,157
1,250,000	5.650% Ovintiv, Inc., 05-15-28	1,282,421
3,500,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	3,432,751

		$7,472,583
	PHARMACEUTICALS — 1.08% of Total Net Assets
1,000,000	5.400% Zoetis, Inc., 11-14-25	$1,001,389

		$1,001,389
	REAL ESTATE — 11.83% of Total Net Assets
1,250,000	4.100% Camden Property Trust, 10-15-28	$1,241,778
1,250,000	3.125% Cubesmart, L.P., 09-01-26	1,229,957
1,250,000	2.250% Cubesmart, L.P., 12-15-28	1,163,472
538,000	3.375% Duke Realty, L.P., 12-15-27	513,009
500,000	7.600% First Industrial, L.P., 07-15-28	526,259
1,250,000	3.250% Kimco Realty Corporation, 08-15-26	1,233,752
500,000	1.900% Kimco Realty Corporation, 03-01-28	470,070
500,000	3.250% Liberty Property, L.P., 10-01-26	491,318
1,000,000	3.600% Regency Centers, L.P., 02-01-27	988,624
1,250,000	3.700% Regency Centers, L.P., 06-15-30	1,207,577
1,000,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	933,113
1,000,000	3.500% UDR, Inc., 07-01-27	983,851

		$10,982,780
	TRANSPORTATION — 1.68% of Total Net Assets
1,000,000	6.700% Burlington Northern Santa Fe, LLC, 08-01-28	$1,059,423
500,000	4.250% CSX Corporation, 03-15-29	497,776

		$1,557,199
	WASTE & ENVIRONMENTAL SERVICES — 3.30% of Total Net Assets
3,000,000	4.875% Republic Services, Inc., 04-01-29	$3,059,346

		$3,059,346

	Total Corporate Bonds (identified cost $78,464,021)	$77,953,788

	UNITED STATES TREASURY SECURITIES — 3.23% of Total Net Assets
3,000,000	United States Treasury bills 3.696%, 08-07-25 (c)	$2,997,875

	Total United States Treasury Securities (identified cost $2,997,892)	$2,997,875

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2025 (Unaudited)

Number of Shares		Market Value
	PREFERRED STOCKS — 12.38% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.35% of Total Net Assets
45,000	7.125% DigitalBridge Group, Inc., Preferred Class J (d)	$998,100
32,676	7.125% DigitalBridge Group, Inc., Preferred Class H (d)	723,447
25,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (d)	461,000

		$2,182,547
	FINANCIAL SERVICES — 4.33% of Total Net Assets
15,000	5.625% Associated Banc-Corp, Preferred Class F (e)	$305,100
65,000	5.000% Capital One Financial Corporation, Preferred Class I (e)	1,278,550
40,721	7.875% Compass Diversified Holdings, Preferred Class C (d)	752,931
15,000	7.500% Merchants Bancorp, Preferred Class C (e)	296,550
25,000	6.500% Schwab (Charles) Corporation, Preferred Class J (e)	487,250
55,000	4.875% WaFD, Inc., Preferred Class A (e)	902,550

		$4,022,931
	REAL ESTATE — 5.70% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (d)	$966,150
90,773	5.125% Kimco Realty Corporation, Preferred Class L (d)	1,856,308
28,383	6.250% Regency Centers Corporation, Preferred Class A (d)	661,891
80,000	6.000% Regency Centers Corporation, Preferred Class C (d)	1,809,600

		$5,293,949

	Total Preferred Stocks (identified cost $13,098,576)	$11,499,427

	Total Portfolio — 99.57% of total net assets (identified cost $94,560,489) (f)	$92,451,090
	Other assets, less liabilities (.43% of total net assets)	397,967

	Net assets applicable to outstanding shares	$92,849,057

	Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, these securities amounted to $5,463,037, or 5.88% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Interest rate represents yield to maturity.
	(d) Cumulative, perpetual preferred stock.
	(e) Non-cumulative, perpetual preferred stock.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

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AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

July 31, 2025 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 95.73% of Total Net Assets

	AEROSPACE — 3.42% of Total Net Assets
20,000	Lockheed Martin Corporation	$8,419,600

		$8,419,600
	CHEMICALS — 5.10% of Total Net Assets
20,000	Air Products & Chemicals, Inc.	$5,757,600
100,000	Albemarle Corporation	6,785,000

		$12,542,600
	COMPUTER SOFTWARE & SERVICES — 15.68% of Total Net Assets
25,000	AppLovin Corporation Class A (a)	$9,767,500
20,000	Autodesk, Inc. (a)	6,062,200
100,000	Palantir Technologies, Inc. Class A (a)	15,835,000
250,000	Quantum Computing, Inc. (a)	3,710,000
25,000	Twilio, Inc. Class A (a)	3,225,000

		$38,599,700
	ELECTRICAL EQUIPMENT & ELECTRONICS — 11.87% of Total Net Assets
50,000	Arm Holdings plc (a)(b)	$7,068,750
30,000	Broadcom, Inc.	8,811,000
75,000	NVIDIA Corporation	13,340,250

		$29,220,000
	ENERGY SERVICES & PROCESSING — 1.78% of Total Net Assets
100,000	HF Sinclair Corporation	$4,394,000

		$4,394,000
	ENGINEERING & CONSTRUCTION — 4.59% of Total Net Assets
100,000	Fluor Corporation (a)	$5,677,000
50,000	Lennar Corporation Class A	5,609,000

		$11,286,000
	ENTERTAINMENT & LEISURE — 10.43% of Total Net Assets
40,000	Disney (Walt) Company	$4,764,400
20,000	Meta Platforms, Inc. Class A	15,468,800
50,000	Wynn Resorts, Ltd.	5,451,500

		$25,684,700
	FINANCIAL SERVICES — 9.89% of Total Net Assets
75,000	Affirm Holdings, Inc. Class A (a)	$5,142,000
25,000	Morgan Stanley	3,561,500
50,000	Schwab (Charles) Corporation	4,886,500
50,000	State Street Corporation	5,587,500
15,000	Visa, Inc. Class A	5,182,050

		$24,359,550
	MANUFACTURING — 6.92% of Total Net Assets
25,000	Agilent Technologies, Inc.	$2,870,250
15,000	Illinois Tool Works, Inc.	3,839,550
40,000	IPG Photonics Corporation (a)	2,995,600
10,000	Parker-Hannifin Corporation	7,319,000

		$17,024,400
	MATERIALS — 1.45% of Total Net Assets
25,000	Nucor Corporation	$3,576,750

		$3,576,750

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

July 31, 2025 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 6.32% of Total Net Assets
500,000	Birchcliff Energy, Ltd.	$2,450,000
150,000	Freeport-McMoRan, Inc.	6,036,000
50,000	Nutrien, Ltd.	2,966,000
100,000	Ovintiv, Inc.	4,118,000

		$15,570,000
	PHARMACEUTICALS — 2.65% of Total Net Assets
10,000	Amgen, Inc.	$2,951,000
200,000	Structure Therapeutics, Inc. (a)	3,560,000

		$6,511,000
	REAL ESTATE — 3.18% of Total Net Assets
100,000	Millrose Properties, Inc.	$2,999,000
5,000	Texas Pacific Land Corporation	4,840,650

		$7,839,650
	RETAIL — 6.97% of Total Net Assets
10,000	Costco Wholesale Corporation	$9,396,400
20,000	Lululemon Athletica, Inc. (a)	4,010,600
20,000	Williams-Sonoma, Inc.	3,741,000

		$17,148,000
	TRANSPORTATION — 5.48% of Total Net Assets
30,000	Canadian Pacific Kansas City Limited	$2,206,500
15,000	FedEx Corporation	3,352,350
20,000	Ryder System, Inc.	3,554,200
50,000	Uber Technologies, Inc. (a)	4,387,500

		$13,500,550

	Total Portfolio — 95.73% of total net assets (identified cost $186,148,203) (c)	$235,676,500
	Other assets, less liabilities (4.27% of total net assets)	10,514,550

	Net assets applicable to outstanding shares	$246,191,050

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2025 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $344,985,904; $—; $— and $—, respectively)	$1,035,297,318	$—	$—	$—
Silver assets (identified cost $99,536,329; $—; $— and $—, respectively)	228,775,473	—	—	—

	1,264,072,791	—	—	—
Swiss franc bonds	413,784,147	—	—	—
Real estate and natural resource stocks	767,076,950	—	—	—
Aggressive growth stocks	1,098,611,175	—	—	235,676,500
Corporate bonds	1,257,850,224	—	77,953,788	—
Preferred stocks	—	—	11,499,427	—
United States Treasury securities	498,782,510	13,413,570	2,997,875	—

Total investments (identified cost $3,374,681,423; $13,394,490; $94,560,489; and $186,148,203, respectively)	5,300,177,797	13,413,570	92,451,090	235,676,500
Cash	5,150,304	234,425	—	4,087,636
Accounts receivable for shares of the portfolio sold	17,872,959	1,150	54,785	9,706,030
Accrued dividends receivable	900,608	—	—	69,800
Accrued interest receivable	17,343,440	126,085	841,289	—
Accrued foreign taxes receivable	8,331,506	—	—	—
Prepaid expenses	231,034	630	4,417	4,126

Total assets	5,350,007,648	13,775,860	93,351,581	249,544,092

LIABILITIES
Bank overdraft	—	—	384,671	—
Accounts payable for investments purchased	—	—	—	2,831,615
Accounts payable for shares of the portfolio redeemed	2,588,900	400	53,558	383,502
Accrued investment advisory fees	3,469,539	7,326	49,328	121,429
Accrued distribution and service fees	586,877	—	14,967	16,496

Total liabilities	6,645,316	7,726	502,524	3,353,042

NET ASSETS	$5,343,362,332	$13,768,134	$92,849,057	$246,191,050

Continued on following page.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2025 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
COMPONENTS OF NET ASSETS
Capital stock	$78,275	$207	$1,405	$1,985
Paid-in capital	3,333,026,632	13,458,387	95,048,139	196,531,149

	3,333,104,907	13,458,594	95,049,544	196,533,134
Total distributable earnings (deficit)	2,010,257,425	309,540	(2,200,487)	49,657,916

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$5,343,362,332	$13,768,134	$92,849,057	$246,191,050

COMPUTATION OF NET ASSETS

CLASS I SHARES
Net assets applicable to outstanding shares	$5,198,638,853	$13,768,134	$90,591,655	$238,295,666
Shares outstanding	76,107,097	206,699	1,370,344	1,919,062
Net asset value and redemption proceeds per share	$68.31	$66.61	$66.11	$124.17

CLASS A SHARES
Net assets applicable to outstanding shares	$76,154,026	$—	$150,419	$5,243,419
Shares outstanding	1,121,501	—	2,284	42,527
Net asset value per share	$67.90	$—	$65.86	$123.30
Offering price per share (NAV per share plus maximum sales charge) (1)	$71.47	$—	$68.60	$129.79

CLASS C SHARES
Net assets applicable to outstanding shares	$68,569,453	$—	$2,106,983	$2,651,965
Shares outstanding	1,046,229	—	32,711	23,396
Net asset value per share	$65.54	$—	$64.41	$113.35
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge) (2)	$64.88	$—	$63.77	$112.22

(1)	Maximum sales charge for Class A shares of 5.00% in Permanent Portfolio and Aggressive Growth Portfolio, and 4.00% in Versatile Bond Portfolio.
(2)	Maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares. The CDSC is eliminated one year after purchase.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2025 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
INVESTMENT INCOME (Note 1)
Interest	$33,956,792	$285,436	$1,761,192	$22,202
Dividends	13,960,616	—	592,313	458,122

	47,917,408	285,436	2,353,505	480,324
EXPENSES (Notes 3 & 4)
Investment advisory fee	17,956,762	81,391	561,499	447,043
Trustees’ fees and expenses	367,405	1,180	8,635	5,280
Excise tax	—	609	3,399	—
Legal expense	52,814	170	1,241	759
Distribution and service fees–Class A	71,676	—	95	3,402
Distribution and service fees–Class C	302,975	—	9,536	8,913

Total expenses	18,751,632	83,350	584,405	465,397
Less waiver of investment advisory fee	—	(38,554)	(265,973)	—

Net expenses	18,751,632	44,796	318,432	465,397

Net investment income before foreign income taxes deducted at source	29,165,776	240,640	2,035,073	14,927
Less foreign income taxes deducted at source, net of refundable taxes	(110,979)	—	—	(4,429)

NET INVESTMENT INCOME	29,054,797	240,640	2,035,073	10,498

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY (Notes 1, 5 & 6)

Net realized gain (loss) on:
Investments in securities	36,780,158	(598)	(75,248)	(1,342)
Foreign currency transactions	13,793,410	—	—	9

	50,573,568	(598)	(75,248)	(1,333)
Change in unrealized appreciation of:
Investments	355,920,127	24,745	496,918	12,209,868
Translation of assets and liabilities in foreign currencies	905,904	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	407,399,599	24,147	421,670	12,208,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$436,454,396	$264,787	$2,456,743	$12,219,033

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
OPERATIONS
Net investment income	$29,054,797	$35,940,443
Net realized gain (loss) on investments in securities	36,780,158	48,117,948
Net realized gain (loss) on foreign currency transactions	13,793,410	675,650
Change in unrealized appreciation of investments	355,920,127	647,906,478
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	905,904	(565,632)

Net increase in net assets resulting from operations	436,454,396	732,074,887

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Class I	—	(66,976,059)
Class A	—	(656,079)
Class C	—	(542,903)

Total distributions to shareholders	—	(68,175,041)

CAPITAL STOCK TRANSACTIONS
Shares sold
Class I	1,210,525,146	854,946,193
Class A	34,136,013	22,417,746
Class C	12,872,693	15,340,684
Distributions reinvested
Class I	—	50,617,728
Class A	—	491,313
Class C	—	452,537
Shares redeemed
Class I	(360,686,189)	(483,146,674)
Class A	(9,534,836)	(29,493,967)
Class C	(5,439,384)	(6,120,515)

Net increase (decrease) from capital stock transactions	881,873,443	425,505,045

NET INCREASE (DECREASE) IN NET ASSETS	1,318,327,839	1,089,404,891

NET ASSETS AT BEGINNING OF PERIOD	4,025,034,493	2,935,629,602

NET ASSETS AT END OF PERIOD	$5,343,362,332	$4,025,034,493

SHARE TRANSACTIONS
Shares sold
Class I	18,620,298	14,515,875
Class A	519,654	385,206
Class C	204,406	270,528
Distributions reinvested
Class I	—	811,442
Class A	—	7,910
Class C	—	7,511
Shares redeemed
Class I	(5,564,195)	(8,403,528)
Class A	(146,036)	(520,196)
Class C	(87,222)	(109,745)

INCREASE (DECREASE) IN SHARES OUTSTANDING	13,546,905	6,965,003

Continued on following page.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025

$240,640	$374,456	$2,035,073	$3,833,396	$10,498	$7,187
(598)	(8,147)	(75,248)	(99,733)	(1,342)	198,167
—	—	—	—	9	(91)
24,745	116,043	496,918	1,411,093	12,209,868	15,134,652
—	—	—	—	—	—

264,787	482,352	2,456,743	5,144,756	12,219,033	15,339,915

—	(348,958)	—	(3,419,111)	—	(2,534,329)
—	—	—	(2,605)	—	(30,562)
—	—	—	(41,648)	—	(65,790)

—	(348,958)	—	(3,463,364)	—	(2,630,681)

2,496,934	3,115,958	8,012,581	26,194,219	183,875,604	18,578,459
—	—	132,699	23,496	3,732,165	1,500,352
—	—	550,594	421,354	1,869,266	1,125,547

—	327,682	—	3,306,685	—	2,343,512
—	—	—	2,472	—	30,561
—	—	—	41,648	—	65,654

(2,498,606)	(1,810,066)	(16,635,459)	(29,257,359)	(11,297,110)	(12,263,645)
—	—	(82,122)	(4,006)	(602,088)	(157,306)
—	—	(61,528)	(31,042)	(907,690)	(152,230)

(1,672)	1,633,574	(8,083,235)	697,467	176,670,147	11,070,904

263,115	1,766,968	(5,626,492)	2,378,859	188,889,180	23,780,138

13,505,019	11,738,051	98,475,549	96,096,690	57,301,870	33,521,732

$13,768,134	$13,505,019	$92,849,057	$98,475,549	$246,191,050	$57,301,870

37,906	47,378	123,509	406,299	1,511,346	181,111
—	—	2,041	367	32,679	14,434
—	—	8,694	6,772	17,908	12,069

—	5,040	—	51,490	—	22,019
—	—	—	39	—	289
—	—	—	661	—	671

(37,917)	(27,754)	(256,447)	(454,433)	(103,833)	(127,718)
—	—	(1,275)	(63)	(5,866)	(1,520)
—	—	(966)	(493)	(8,698)	(1,597)

(11)	24,664	(124,444)	10,639	1,443,536	99,758

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class I Shares (PRPFX) (1)	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$62.22		$50.85	$48.39	$48.13	$46.15	$40.96

Income from investment operations
Net investment income (2)	.41		.62	.42	.31	.12	.31
Net realized and unrealized gain on investments and foreign currencies (3)	5.68		11.87	2.75	.68	2.88	7.36

Total income from investment operations	6.09		12.49	3.17	.99	3.00	7.67

Less distributions from
Net investment income	—		(.57)	(.33)	(.14)	(.18)	(.43)
Net realized gain on investments	—		(.55)	(.38)	(.59)	(.84)	(2.05)

Total distributions	—		(1.12)	(.71)	(.73)	(1.02)	(2.48)

Net asset value, end of period	$68.31		$62.22	$50.85	$48.39	$48.13	$46.15

Total return (4)	9.79%	†	24.55%	6.61%	2.13%	6.44%	18.85%

Ratios / supplemental data
Net assets, end of period (in thousands)	$5,198,639		$3,922,982	$2,853,956	$2,875,001	$2,825,470	$2,367,139

Portfolio turnover rate	9.02%	†	22.14%	15.26%	27.58%	29.47%	41.03%
Ratio of expenses to average net assets	.80%	*	.81%	.82%	.82%	.81%	.83%
Ratio of net investment income to average net assets	1.27%	*	1.06%	.86%	.67%	.25%	.72%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class A Shares (PRPDX) (1)	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$61.93		$50.61	$48.19	$47.92	$45.98	$40.86

Income from investment operations
Net investment income (loss) (2)	.33		.46	.30	.19	(.01)	.16
Net realized and unrealized gain on investments and foreign currencies (3)	5.64		11.82	2.73	.68	2.87	7.37

Total income from investment operations	5.97		12.28	3.03	.87	2.86	7.53

Less distributions from
Net investment income	—		(.41)	(.23)	(.01)	(.08)	(.36)
Net realized gain on investments	—		(.55)	(.38)	(.59)	(.84)	(2.05)

Total distributions	—		(.96)	(.61)	(.60)	(.92)	(2.41)

Net asset value, end of period	$67.90		$61.93	$50.61	$48.19	$47.92	$45.98

Total return (4)	9.64%	†	24.26%	6.33%	1.87%	6.18%	18.56%

Ratios / supplemental data
Net assets, end of period (in thousands)	$76,154		$46,315	$44,285	$33,723	$48,095	$25,918

Portfolio turnover rate	9.02%	†	22.14%	15.26%	27.58%	29.47%	41.03%
Ratio of expenses to average net assets	1.05%	*	1.06%	1.07%	1.07%	1.06%	1.08%
Ratio of net investment income (loss) to average net assets	1.02%	*	.81%	.62%	.41%	(.02)%	.36%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class C Shares (PRPHX) (1)	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$59.99		$49.15	$46.94	$47.04	$45.40	$40.45

Income from investment operations
Net investment income (loss) (2)	.09		.03	(.07)	(.15)	(.38)	(.14)
Net realized and unrealized gain on investments and foreign currencies (3)	5.46		11.43	2.66	.64	2.86	7.24

Total income from investment operations	5.55		11.46	2.59	.49	2.48	7.10

Less distributions from
Net investment income	—		(.07)	—	—	—	(.10)
Net realized gain on investments	—		(.55)	(.38)	(.59)	(.84)	(2.05)

Total distributions	—		(.62)	(.38)	(.59)	(.84)	(2.15)

Net asset value, end of period	$65.54		$59.99	$49.15	$46.94	$47.04	$45.40

Total return (4)	9.25%	†	23.30%	5.55%	1.09%	5.41%	17.67%

Ratios / supplemental data
Net assets, end of period (in thousands)	$68,569		$55,738	$37,389	$36,537	$30,038	$13,315

Portfolio turnover rate	9.02%	†	22.14%	15.26%	27.58%	29.47%	41.03%
Ratio of expenses to average net assets	1.80%	*	1.81%	1.82%	1.82%	1.81%	1.83%
Ratio of net investment income (loss) to average net assets	.27%	*	.06%	(.14)%	(.33)%	(.78)%	(.34)%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Short-Term Treasury Portfolio

Class I Shares (PRTBX) (1)	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$65.33		$64.48	$63.35	$64.22	$64.92	$65.07

Income (loss) from investment operations
Net investment income (loss) (2)	1.15		1.98	1.30	.46	(.37)	(.02)
Net realized and unrealized gain (loss) on investments (3)	.13		.62	.98	(1.33)	(.33)	.01

Total income (loss) from investment operations	1.28		2.60	2.28	(.87)	(.70)	(.01)

Less distributions from
Net investment income	—		(1.75)	(1.15)	—	—	(.14)

Total distributions	—		(1.75)	(1.15)	—	—	(.14)

Net asset value, end of period	$66.61		$65.33	$64.48	$63.35	$64.22	$64.92

Total return (4)	1.96%	†	4.05%	3.62%	(1.35)%	(1.08)%	(.02)%

Ratios / supplemental data
Net assets, end of period (in thousands)	$13,768		$13,505	$11,738	$12,067	$12,503	$13,159

Portfolio turnover rate	10.71%	†	67.72%	21.97%	—%	—%	48.08%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.65%	*	.65%	.65%	.65%	.65%	.66%
Before Advisory Fee waiver	1.22%	*	1.21%	1.21%	1.21%	1.21%	1.22%
Ratio of net investment income (loss) to average net assets:
After Advisory Fee waiver	3.51%	*	3.02%	2.02%	.72%	(.57)%	(.02)%
Before Advisory Fee waiver	2.94%	*	2.46%	1.46%	.16%	(1.13)%	(.58)%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class I Shares (PRVBX) (1)	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$64.39		$63.27	$62.19	$64.87	$64.50	$61.75

Income (loss) from investment operations
Net investment income (2)	1.39		2.55	2.10	1.46	1.00	2.37
Net realized and unrealized gain (loss) on investments (3)	.33		.88	.96	(3.03)	(.07)	3.41

Total income (loss) from investment operations	1.72		3.43	3.06	(1.57)	.93	5.78

Less distributions from
Net investment income	—		(2.31)	(1.98)	(1.11)	(.56)	(3.03)

Total distributions	—		(2.31)	(1.98)	(1.11)	(.56)	(3.03)

Net asset value, end of period	$66.11		$64.39	$63.27	$62.19	$64.87	$64.50

Total return (4)	2.67%	†	5.43%	5.00%	(2.39)%	1.43%	9.43%

Ratios / supplemental data
Net assets, end of period (in thousands)	$90,592		$96,803	$94,903	$88,096	$119,167	$6,671

Portfolio turnover rate	8.65%	†	40.12%	25.11%	25.68%	34.70%	29.89%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.65%	*	.65%	.66%	.65%	.64%	.67%
Before Advisory Fee waiver	1.22%	*	1.21%	1.22%	1.21%	1.20%	1.23%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	4.32%	*	3.94%	3.37%	2.34%	1.53%	3.85%
Before Advisory Fee waiver	3.76%	*	3.38%	2.81%	1.78%	.97%	3.29%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class A Shares (PRVDX) (1)	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$64.23		$63.12	$62.02	$64.69	$64.38	$61.72

Income (loss) from investment operations
Net investment income (2)	1.35		2.39	1.93	1.32	.87	2.21
Net realized and unrealized gain (loss) on investments (3)	.28		.87	.97	(3.04)	(.11)	3.41

Total income (loss) from investment operations	1.63		3.26	2.90	(1.72)	.76	5.62

Less distributions from
Net investment income	—		(2.15)	(1.80)	(.95)	(.45)	(2.96)

Total distributions	—		(2.15)	(1.80)	(.95)	(.45)	(2.96)

Net asset value, end of period	$65.86		$64.23	$63.12	$62.02	$64.69	$64.38

Total return (4)	2.54%	†	5.17%	4.74%	(2.63)%	1.17%	9.18%

Ratios / supplemental data
Net assets, end of period (in thousands)	$150		$97	$74	$135	$121	$55

Portfolio turnover rate	8.65%	†	40.12%	25.11%	25.68%	34.70%	29.89%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.90%	*	.90%	.91%	.90%	.89%	.92%
Before Advisory Fee waiver	1.47%	*	1.46%	1.47%	1.46%	1.45%	1.48%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	4.20%	*	3.71%	3.11%	2.13%	1.32%	3.49%
Before Advisory Fee waiver	3.63%	*	3.15%	2.55%	1.56%	.76%	2.93%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class C Shares (PRVHX) (1)	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$63.05		$62.05	$61.19	$63.94	$63.86	$61.55

Income (loss) from investment operations
Net investment income (2)	1.06		1.87	1.46	.87	.34	1.76
Net realized and unrealized gain (loss) on investments (3)	.30		.85	.93	(3.03)	(.07)	3.34

Total income (loss) from investment operations	1.36		2.72	2.39	(2.16)	.27	5.10

Less distributions from
Net investment income	—		(1.72)	(1.53)	(.59)	(.19)	(2.79)

Total distributions	—		(1.72)	(1.53)	(.59)	(.19)	(2.79)

Net asset value, end of period	$64.41		$63.05	$62.05	$61.19	$63.94	$63.86

Total return (4)	2.16%	†	4.38%	3.97%	(3.36)%	.43%	8.35%

Ratios / supplemental data
Net assets, end of period (in thousands)	$2,107		$1,575	$1,120	$708	$375	$33

Portfolio turnover rate	8.65%	†	40.12%	25.11%	25.68%	34.70%	29.89%
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.65%	*	1.65%	1.66%	1.65%	1.64%	1.67%
Before Advisory Fee waiver	2.22%	*	2.21%	2.22%	2.21%	2.20%	2.23%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.37%	*	2.97%	2.39%	1.43%	.52%	2.84%
Before Advisory Fee waiver	2.80%	*	2.41%	1.83%	.87%	(.04)%	2.28%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class I Shares (PAGRX) (1)	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$106.08		$75.93	$62.92	$74.06	$71.07	$57.99

Income (loss) from investment operations
Net investment income (loss) (2)	.03		.03	.33	.23	(.12)	.17
Net realized and unrealized gain (loss) on investments (3)	18.06		35.92	14.73	(7.01)	8.67	23.42

Total income (loss) from investment operations	18.09		35.95	15.06	(6.78)	8.55	23.59

Less distributions from
Net investment income	—		(.23)	(.11)	(.16)	(.04)	(.11)
Net realized gain on investments	—		(5.57)	(1.94)	(4.20)	(5.52)	(10.40)

Total distributions	—		(5.80)	(2.05)	(4.36)	(5.56)	(10.51)

Net asset value, end of period	$124.17		$106.08	$75.93	$62.92	$74.06	$71.07

Total return (4)	17.05%	†	47.33%	24.28%	(8.55)%	11.29%	41.39%

Ratios / supplemental data
Net assets, end of period (in thousands)	$238,296		$54,264	$33,117	$29,715	$35,957	$31,039

Portfolio turnover rate	—%	†	2.54%	11.72%	.13%	4.30%	7.89%
Ratio of expenses to average net assets	1.20%	*	1.21%	1.21%	1.21%	1.21%	1.21%
Ratio of net investment income (loss) to average net assets	.06%	*	.03%	.49%	.36%	(.14)%	.27%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class A Shares (PAGDX) (1)	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$105.46		$75.58	$62.70	$73.81	$70.99	$57.99

Income (loss) from investment operations
Net investment income (loss) (2)	(.11)		(.19)	.15	.07	(.32)	.01
Net realized and unrealized gain (loss) on investments (3)	17.95		35.70	14.67	(6.98)	8.66	23.39

Total income (loss) from investment operations	17.84		35.51	14.82	(6.91)	8.34	23.40

Less distributions from
Net investment income	—		(.06)	—	—	—	—
Net realized gain on investments	—		(5.57)	(1.94)	(4.20)	(5.52)	(10.40)

Total distributions	—		(5.63)	(1.94)	(4.20)	(5.52)	(10.40)

Net asset value, end of period	$123.30		$105.46	$75.58	$62.70	$73.81	$70.99

Total return (4)	16.91%	†	46.95%	23.96%	(8.78)%	11.01%	41.05%

Ratios / supplemental data
Net assets, end of period (in thousands)	$5,243		$1,657	$190	$98	$131	$96

Portfolio turnover rate	—%	†	2.54%	11.72%	.13%	4.30%	7.89%
Ratio of expenses to average net assets	1.45%	*	1.46%	1.46%	1.46%	1.46%	1.46%
Ratio of net investment income (loss) to average net assets	(.20)%	*	(.20)%	.22%	.11%	(.39)%	.02%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class C Shares (PAGHX) (1)	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$97.31		$70.51	$59.05	$70.33	$68.35	$56.54

Income (loss) from investment operations
Net investment loss (2)	(.47)		(.86)	(.32)	(.38)	(.91)	(.45)
Net realized and unrealized gain (loss) on investments (3)	16.51		33.23	13.72	(6.70)	8.41	22.66

Total income (loss) from investment operations	16.04		32.37	13.40	(7.08)	7.50	22.21

Less distributions from
Net realized gain on investments	—		(5.57)	(1.94)	(4.20)	(5.52)	(10.40)

Total distributions	—		(5.57)	(1.94)	(4.20)	(5.52)	(10.40)

Net asset value, end of period	$113.35		$97.31	$70.51	$59.05	$70.33	$68.35

Total return (4)	16.48%	†	45.87%	23.03%	(9.46)%	10.20%	39.98%

Ratios / supplemental data
Net assets, end of period (in thousands)	$2,652		$1,380	$215	$126	$139	$69

Portfolio turnover rate	—%	†	2.54%	11.72%	.13%	4.30%	7.89%
Ratio of expenses to average net assets	2.20%	*	2.21%	2.21%	2.21%	2.21%	2.21%
Ratio of net investment loss to average net assets	(.95)%	*	(.95)%	(.50)%	(.64)%	(1.14)%	(.74)%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment loss is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds (“Fund”) was organized on September 21, 2015 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is the successor to Permanent Portfolio Family of Funds, Inc., a Maryland corporation organized on December 14, 1981, pursuant to a plan of reorganization implemented on May 27, 2016. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively. Effective May 31, 2016, existing shares of each Portfolio were renamed Class I shares, and Permanent Portfolio®, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced offering Class A and Class C shares for purchase through brokers and dealers.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each share class based on its relative net assets.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short-and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Unaudited)

into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors,

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Unaudited)

which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$1,035,297,318	$—	$—	$1,035,297,318
Silver assets	228,775,473	—	—	228,775,473
Swiss franc assets	—	413,784,147	—	413,784,147
Real estate and natural resource stocks	767,076,950	—	—	767,076,950
Aggressive growth stocks †	1,098,611,175	—	—	1,098,611,175
Dollar assets:
Corporate bonds †	—	1,257,850,224	—	1,257,850,224
United States Treasury securities	—	498,782,510	—	498,782,510

Total Portfolio	$3,129,760,916	$2,170,416,881	$—	$5,300,177,797

	59.05%	40.95%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$13,413,570	$—	$13,413,570

Total Portfolio	$—	$13,413,570	$—	$13,413,570

	—%	100.00%	—%	100.00%

VERSATILE BOND PORTFOLIO
Corporate bonds †	$7,559,538	$70,394,250	$—	$77,953,788
Preferred stocks †	11,499,427	—	—	11,499,427
United States Treasury securities	—	2,997,875		2,997,875

Total Portfolio	$19,058,965	$73,392,125	$—	$92,451,090

	20.62%	79.38%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$235,676,500	$—	$—	$235,676,500

Total Portfolio	$235,676,500	$—	$—	$235,676,500

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the six months ended July 31, 2025. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio, and Aggressive Growth Portfolio held no Level 3 assets during the six months then ended.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States require each Portfolio to present a reconciliation of beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during a reporting period. Transfers in and out between levels are based on values at the end of a period. A reconciliation of Level 3 investments and related disclosures are presented only when a Portfolio held an amount of Level 3 investments at the end of a reporting period that was meaningful in relation to its net assets. Accordingly, no Level 3 reconciliation has been presented during the six months ended July 31, 2025.

As of July 31, 2025 and during the six months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of Foreign Currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Distributions received from real estate investment trusts (REITs) may be classified as dividends, capital gains or returns of capital. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Unaudited)

During the six months ended July 31, 2025, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Interest
Corporate bonds	$25,853,360	$—	$1,702,855	$—
Swiss franc assets	811,746	—	—	—
United States Treasury securities	7,291,686	285,436	58,337	22,202
Dividends	13,960,616	—	592,313	458,122

	$47,917,408	$285,436	$2,353,505	$480,324

Federal Taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2025, pursuant to the requirements of the Code.

As of January 31, 2025, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any, while the Fund’s Short-Term Treasury Portfolio had $17,221 of short-term capital loss carryforwards and $40,252 of long-term capital loss carryforwards, and the Fund’s Versatile Bond Portfolio had $699,729 of short-term capital loss carryforwards and $1,738,697 of long-term capital loss carryforwards available, respectively, to offset future realized gains, if any. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Short-Term Treasury Portfolio and Versatile Bond Portfolio had no Post-October or Late-Year Ordinary losses, while its Permanent Portfolio had $3,057 of Post-October losses and $49,309 of Late-Year Ordinary losses, and its Aggressive Growth Portfolio had no Post-October losses and $85 of Late-Year Ordinary losses.

During the six months ended July 31, 2025, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio incurred no federal excise tax, while the Fund’s Short-Term Treasury Portfolio and Versatile Bond Portfolio incurred federal excise taxes of $609 and $3,399, respectively.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2022 through 2024 or expected to be taken on the Fund’s Portfolios’ 2025 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Unaudited)

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Indemnifications

The Fund indemnifies its officers and trustees for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

New Accounting Pronouncement

In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

The Fund has evaluated ASU 2023-07 with respect to its financial statements and disclosures and determined there is no material impact to its Portfolios. Each Portfolio operates as a single segment entity. Each Portfolio’s income, expenses, assets, and performance are regularly monitored and assessed by the Fund’s investment adviser, who serves as the chief operating decision maker using the information presented in the financial statements and financial highlights.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Unaudited)

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 4, 2024, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 3, 2024. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I Shares	$.56882	$1.75000	$2.31015	$.23213
Class A shares	.41267	—	2.14917	.05762
Class C shares	.06656	—	1.71585	—

Short-Term Capital Gain Distributions
Class I Shares	.01000	—	—	—
Class A shares	.01000	—	—	—
Class C shares	.01000	—	—	—

Long-Term Capital Gain Distributions
Class I Shares	.53990	—	—	5.57170
Class A shares	.53990	—	—	5.57170
Class C shares	.53990	—	—	5.57170

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$35,285,692	$348,958	$3,463,364	$101,675
Long-term capital gain †	32,889,349	—	—	2,529,005

	$68,175,041	$348,958	$3,463,364	$2,630,680

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2025: (i) the Fund’s Permanent Portfolio reclassified $1,586,351 from total distributable earnings to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $15,652 from total distributable earnings to paid-in capital; and (iii) the Fund’s Versatile Bond Portfolio reclassified $297,735 from total distributable earnings to paid-in capital, to reflect such book and tax basis differences.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Unaudited)

As of January 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$4,186,755	$107,891	$387,513	$11,285
Undistributed capital gains (losses)	—	(57,473)	(2,438,426)	109,254
Post-October and Late-Year Ordinary losses	(52,366)	—	—	(85)
Unrealized appreciation (depreciation) on investments and foreign currencies	1,569,668,640	(5,665)	(2,606,317)	37,318,429

	$1,573,803,029	$44,753	$(4,657,230)	$37,438,883

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003. In accordance with the terms of the Investment Advisory Contract, dated January 21, 2016 (“Contract”), Pacific Heights, subject to the oversight of the Fund’s Board of Trustees: (i) furnishes each Portfolio with a continuous investment program, including investment research, advice and management, with respect to all securities, other investments and cash or cash equivalents in each Portfolio; (ii) furnishes the Fund all necessary administrative, accounting, clerical, statistical, correspondence and other services; (iii) furnishes or pays for all supplies, printed material and office space as the Fund may require; and (iv) pays or reimburses such Fund and Portfolio expenses as specified in the Contract. For its services under the Contract, Pacific Heights receives, before any waivers, investment advisory fees which are calculated daily and paid monthly, at the annual rates as a percentage of average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee payable to Pacific Heights; (ii) all fees, costs, expenses and allowances payable to any person, firm or corporation in relation to the Portfolio’s investments, including interest on borrowings; (iii) all taxes of any kind payable by the Portfolio; (iv) all brokerage commissions and other charges in the purchase and sale of the Portfolio’s assets; (v) all fees and expenses of trustees of the Fund, including fees and disbursements to counsel to those trustees who are not interested persons of the Fund or Pacific Heights; (vi) payments pursuant to any plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) all extraordinary fees, costs and expenses of the Fund or any Portfolio, as defined in the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Portfolios’ ordinary operating expenses out of its Advisory Fee.

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 9, 2024 (“Waiver Agreement”), effective through June 1, 2026, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Unaudited)

average daily net assets; and (ii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio also does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. Pacific Heights is not eligible for reimbursement of any amounts waived under the Waiver Agreement. The Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Trustees.

Pacific Heights is a California limited liability company. Pacific Heights’ manager and the sole trustee of its sole member is Michael J. Cuggino (who is also its President and Chief Executive Officer). Mr. Cuggino is also the President, Secretary and Chairman of the Board of Trustees of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole member of Pacific Heights, Mr. Cuggino was paid $82,500 by the Fund during the six months ended July 31, 2025 for his service as a trustee of the Fund.

4.	DISTRIBUTION AND SERVICE FEES

The Fund’s Board of Trustees has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”) with respect to Class A and Class C shares of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Rule 12b-1 Plans, Class A shares pay service fees at an annual rate of .25% of the average daily net assets of the Portfolio attributable to Class A shares and Class C shares pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Portfolio attributable to Class C shares. Quasar Distributors, LLC (“Distributor”) serves as principal underwriter for shares of the Portfolios, and acts as each Portfolio’s distributor in a continuous public offering of each Portfolio’s shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plans to other persons, including Pacific Heights, for any distribution or service activity. These distribution and servicing fees are reported in the Fund’s Statements of Operations. The Portfolios do not incur any direct distribution expenses related to Class I shares. However, Pacific Heights may make payments for the sale and distribution of all share classes, including Class I shares, from its own resources.

5.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2025:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Purchases	$1,064,517,876	$2,085,664	$8,012,547	$166,282,886
Sales	301,016,121	1,398,961	16,855,088	—

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Unaudited)

6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of July 31, 2025 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$1,131,604,839	$26,344	$480,920	$52,778,120
Investments other than securities	819,550,558	—	—	—

	1,951,155,397	26,344	480,920	52,778,120
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(25,659,023)	(7,264)	(2,590,319)	(3,249,823)
Investments other than securities	—	—	—	—

	(25,659,023)	(7,264)	(2,590,319)	(3,249,823)

Net unrealized appreciation (depreciation) of investments	$1,925,496,374	$19,080	$(2,109,399)	$49,528,297

7.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements. The Fund continues to evaluate the effect on its investments and operations of various evolving matters regarding the economy, financial system and markets arising from monetary and fiscal policies designed to mitigate inflationary or deflationary pressures, geopolitical risks, including the Russian-Ukraine and Israeli-Hamas conflicts, and ongoing disruption of the flow of goods and services, including food, energy and other commodities, potential sanctions, counter-sanctions, tariffs and other government mandated restrictions, that may be applied to the Fund’s Portfolios and activities. The Fund’s financial statements do not contain any adjustments relating to these uncertainties, and their ultimate impact on the Fund, its investments and operations are not readily determinable at this time.

Semi-Annual

Financial Statements and Other Information

Six Months Ended July 31, 2025

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

DISTRIBUTOR

Quasar Distributors, LLC

Three Canal Plaza

Portland, Maine 04101

TRANSFER AGENT

By U.S. Mail:

Permanent Portfolio Family of Funds

c/o U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, Missouri 64121-9252

By Overnight Delivery Service:

Permanent Portfolio Family of Funds

c/o U.S. Bank Global Fund Services

801 Pennsylvania Avenue, Suite 219252

Kansas City, Missouri 64105-1307

Note: It is imperative that the Suite

number be used for deliveries.

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	09/25

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2025 Permanent Portfolio Family of Funds. All rights reserved.

Item 8. Changes In and Disagreements With Accountants For Open-End Management Investment Companies.

Not applicable to the Registrant for the six months ended July 31, 2025.

Item 9. Proxy Disclosures For Open-End Management Investment Companies.

Not applicable to the Registrant for the six months ended July 31, 2025.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7.

Item 11. Statement Regarding Basis For Approval of Investment Advisory Contract.

Not applicable to the Registrant for the six months ended July 31, 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the six months ended July 31, 2025.

Item 16. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: October 3, 2025

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: October 3, 2025